Debt (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Future Minimum Principal Payment Obligations	Future minimum principal payment obligations due under the Company’s loan agreements are as follows:

Year Ending March 31,
2017	$4,941
2018	1,991

$6,932